Cash, Cash Equivalents and Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Components of cash, cash equivalents and investments
Cost Basis	$ 2,109	$ 2,693
Unrealized Gains	2	5
Unrealized Losses
Fair Value	2,111	2,698
Cash and cash equivalents	1,527	1,791	1,551	835
Short-term investments	247	330
Long-term investments	337	577
Bank balances [Member]
Components of cash, cash equivalents and investments
Cost Basis	453	288
Unrealized Gains
Unrealized Losses
Fair Value	453	288
Cash and cash equivalents	453	288
Money Market Fund [Member]
Components of cash, cash equivalents and investments
Cost Basis	5	20
Unrealized Gains
Unrealized Losses
Fair Value	5	20
Cash and cash equivalents	5	20
Bankers Acceptance [Member]
Components of cash, cash equivalents and investments
Cost Basis	284	468
Unrealized Gains
Unrealized Losses
Fair Value	284	468
Cash and cash equivalents	284	468
Term deposits/certificates [Member]
Components of cash, cash equivalents and investments
Cost Basis	217	125
Unrealized Gains
Unrealized Losses
Fair Value	217	125
Cash and cash equivalents	202	109
Short-term investments	15	16
Commercial Paper [Member]
Components of cash, cash equivalents and investments
Cost Basis	402	416
Unrealized Gains
Unrealized Losses
Fair Value	402	416
Cash and cash equivalents	355	369
Short-term investments	47	47
Non-U.S. treasury bills/notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	71	509
Unrealized Gains
Unrealized Losses
Fair Value	71	509
Cash and cash equivalents	71	509
U.S. treasury bills/notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	114	82
Unrealized Gains
Unrealized Losses
Fair Value	114	82
Cash and cash equivalents	40
Short-term investments	32	40
Long-term investments	42	42
U.S. government sponsored enterprise notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	127	190
Unrealized Gains		1
Unrealized Losses
Fair Value	127	191
Cash and cash equivalents	91	8
Short-term investments	24	66
Long-term investments	12	117
Non-U.S. government sponsored enterprise notes [Member]
Components of cash, cash equivalents and investments
Cost Basis	18	26
Unrealized Gains
Unrealized Losses
Fair Value	18	26
Cash and cash equivalents	10	0
Short-term investments	8	10
Long-term investments	0	16
Corporate notes/bonds [Member]
Components of cash, cash equivalents and investments
Cost Basis	165	342
Unrealized Gains	1	4
Unrealized Losses
Fair Value	166	346
Cash and cash equivalents	16	20
Short-term investments	121	150
Long-term investments	29	176
Asset-backed Securities [Member]
Components of cash, cash equivalents and investments
Cost Basis	109	141
Unrealized Gains
Unrealized Losses
Fair Value	109	141
Short-term investments	0	1
Long-term investments	109	140
Auction Rate Securities [Member]
Components of cash, cash equivalents and investments
Cost Basis	35	35
Unrealized Gains	1
Unrealized Losses
Fair Value	36	35
Long-term investments	36	35
Other Investments [Member]
Components of cash, cash equivalents and investments
Cost Basis	109	51
Unrealized Gains
Unrealized Losses
Fair Value	109	51
Long-term investments	$ 109	$ 51